                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                         AMERICAN FORERUNNER SERIES (R)
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED JUNE 29, 2009
                       TO THE PROSPECTUS DATED MAY 1, 2009

This supplement describes changes to the charges for and features of certain optional benefits and certain miscellaneous changes that will be effective for American Forerunner Series variable annuity contracts issued by New England Life Insurance Company ("we," "us," or "our"). The changes to the Enhanced Death Benefit optional benefit and the Guaranteed Minimum Income Benefit Plus II optional benefit are effective for Contracts issued in the State of Florida based on applications and necessary information that we receive in good order at our Annuity Administrative Office on and after July 13, 2009.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONS, APPLICATIONS AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR ANNUITY ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON JULY 10, 2009.

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 501 Boylston Street, Boston, MA 02116 or call us at
(800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

I.   FEE INCREASE AND CHANGES FOR THE ENHANCED DEATH BENEFIT OPTIONAL BENEFIT

If we receive your application and necessary information, in good order, at our Annuity Administrative Office on and after July 13, 2009, the following CURRENT charges will apply:

     - Enhanced Death Benefit (issue age 69 or younger): 0.75% of the Death Benefit Base.

     -    Enhanced Death Benefit (issue age 70-75): 0.95% of the Death Benefit
          Base.

     - If the Enhanced Death Benefit is elected with the GMIB Plus II, the charge for the Enhanced Death Benefit will NOT be reduced.

Please note that the MAXIMUM charge for the Enhanced Death Benefit that may apply in the event of an Automatic or Optional Step-Up is not changing and remains as described in the Prospectus.

                                                                  SUPP-AFSFL0609


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Additionally, if we receive your application and necessary information, in good order, at our Annuity Administrative Office on and after July 13, 2009, the following changes to the Enhanced Death Benefit will apply:

     - The Annual Increase Amount: the annual increase rate is 5% per year through the Contract Anniversary prior to the owner's 91st birthday, and 0% per year thereafter.

     - Withdrawal adjustments are accumulated at the annual increase rate of 5% per year through the Contract Anniversary prior to the owner's 91st birthday, and 0% per year thereafter and withdrawal adjustments in a Contract Year are determined on a dollar for dollar basis if total partial withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the previous Contract Anniversary.

II.  CHANGES FOR THE GMIB PLUS II RIDER

For Contracts issued based on applications and necessary information that we receive, in good order, at our Annuity Administrative Office on and after July 13, 2009, the following changes will apply to GMIB Plus II:

     - The GMIB Annuity Table specified in your contract will be calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. As with other income pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by state law) and the income payment type you select. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85.

     - Annual Increase Amount: The annual increase rate is 5% per year through the Contract Anniversary prior to the owner's 91st birthday, and 0% per year thereafter.

     - Withdrawal adjustments are accumulated at the annual increase rate of 5% per year through the Contract Anniversary prior to the owner's 91st birthday, and 0% per year thereafter and withdrawal adjustments in a Contract Year are determined on a dollar for dollar basis if total partial withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the previous Contract Anniversary.

     - If you exercise GMIB Plus II, you must elect to receive income payments under one of the following fixed income payment types:

          1. Life annuity with 5 years of annuity payments guaranteed; or

          2. Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years.


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     -    The GMIB purchase pay-out rates are enhanced to equal or exceed 5.5%
          of the Income Base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed.

     - The GMIB purchase pay-out rates are enhanced to equal or exceed 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed.

III. GUARANTEED WITHDRAWAL BENEFITS

A. In the "Description of Enhanced Guaranteed Withdrawal Benefit" section, delete the second and third sentences under "Managing Your Withdrawals" and replace with the following:

To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal from your Contract does result in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced.

B. In "Description of the Guaranteed Withdrawal Benefit I " section insert the following as (6) at the end of the first paragraph:

and (6) we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

III. OTHER CHANGES

In "The Company" section, delete the second paragraph (regarding membership in the Insurance Marketplace Standards Association).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

501 Boylston Street                                    Telephone: (800) 435-4117
Boston, MA 02116


                                       3
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                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                         AMERICAN FORERUNNER SERIES (R)
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED JUNE 29, 2009
                       TO THE PROSPECTUS DATED MAY 1, 2009

This supplement describes certain miscellaneous changes to the American Forerunner Series variable annuity contracts issued by New England Life Insurance Company ("we," "us," or "our").

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 501 Boylston Street, Boston, MA 02116 or call us at
(800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

I.   GUARANTEED WITHDRAWAL BENEFITS

A. In the "Description of Enhanced Guaranteed Withdrawal Benefit" section delete the second and third sentences under "Managing Your Withdrawals" and replace with the following:

To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal from your Contract does result in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced.

B. In "Description of the Guaranteed Withdrawal Benefit I " section insert the following as (6) at the end of the first paragraph:

and (6) we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

II.  OTHER CHANGES

In "The Company" section delete the second paragraph (regarding membership in the Insurance Marketplace Standards Association).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

501 Boylston Street                                    Telephone: (800) 435-4117
Boston, MA 02116

                                                                    SUPP-AFS0609